PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Included in cost of goods sold [Member]
Statement [Line Items]
Amortization related to property, plant and equipment	$ 186,892	$ 230,002	$ 237,177
Included in inventory [Member]
Statement [Line Items]
Amortization related to property, plant and equipment	10,261	8,337	4,939
Included in general and administrative expenses [Member]
Statement [Line Items]
Amortization related to property, plant and equipment	$ 9,528	$ 0	$ 0